ACQUISITIONS AND DISPOSITIONS (Details) $ / shares in Units, $ in Millions					1 Months Ended									12 Months Ended			24 Months Ended
	Nov. 13, 2020 USD ($)	May 22, 2020 CAD ($)	Apr. 29, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($)	May 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Jul. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 12, 2020	May 21, 2019 USD ($)
Business Acquisition [Line Items]
Net (loss)/ gain on assets sold/held for sale														$ (50,000,000)	$ (121,000,000)	$ 170,000,000
Proceeds from sale of assets, net of transaction costs														3,407,000,000	2,398,000,000	614,000,000
Goodwill														12,679,000,000	12,887,000,000		$ 12,679,000,000
Income tax expense														194,000,000	754,000,000	432,000,000
Payments for unredeemed shares						$ 373,000,000	$ 284							$ 0	$ 373,000,000	$ 0
Columbia Pipeline Partners | Equity Attributable to Non-Controlling Interests
Business Acquisition [Line Items]
Decrease from redemption or purchase of interests (in dollars per share) | $ / shares							$ 25.50
Senior Secured Credit Facilities due April 2027
Business Acquisition [Line Items]
Proceeds from issuance of debt					$ 1,500,000,000
Coastal GasLink | Canadian Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest percentage		35.00%												35.00%			35.00%
Option to acquire percentage of voting interests		10.00%
Columbia Midstream assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs									$ 1,300
Gain (loss) on disposition of property plant equipment								$ 21,000,000
Gain (loss) on disposition of property plant equipment, net of tax								152,000,000
Gain (loss) on disposition of property plant and equipment foreign currency translation amount								4,000,000
Goodwill								$ 595,000,000
Columbia Midstream assets | 2019
Business Acquisition [Line Items]
Income tax expense														$ (18,000,000)
Northern Courier pipeline | Liquids Pipelines
Business Acquisition [Line Items]
Ownership interest percentage										15.00%				15.00%			15.00%
TransCanada Turbines | TransCanada Turbines
Business Acquisition [Line Items]
Ownership interest percentage																		50.00%
Business acquisition, percentage of voting interests acquired	50.00%
Business combination, consideration transferred	$ 67
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Business Acquisition [Line Items]
Ownership interest sold		65.00%
Total consideration		$ 656,000,000
Net (loss)/ gain on assets sold/held for sale		364,000,000
Gain (loss) on sale, net of tax		402,000,000
Revaluation of retained interest, gain (loss)		231,000,000
Disposal group, disposed of by sale, not discontinued operations | Northern Courier pipeline
Business Acquisition [Line Items]
Ownership interest sold										85.00%
Total consideration										$ 144,000,000
Net (loss)/ gain on assets sold/held for sale										69,000,000
Gain (loss) on sale, net of tax										115,000,000
Disposal group, disposed of by sale, not discontinued operations | SRP
Business Acquisition [Line Items]
Total consideration																			$ 448
Net (loss)/ gain on assets sold/held for sale											$ 68,000,000
Gain (loss) on sale, net of tax											54,000,000
Foreign currency translation gain											$ 9,000,000
Disposal group, disposed of by sale, not discontinued operations | Cartier Wind
Business Acquisition [Line Items]
Ownership interest sold												62.00%
Proceeds from sale of assets, net of transaction costs												$ 630,000,000
Gain (loss) on disposition of property plant equipment												170,000,000
Gain (loss) on disposition of property plant equipment, net of tax												$ 143,000,000
Disposal group, disposed of by sale, not discontinued operations | Portlands Energy Centre
Business Acquisition [Line Items]
Ownership interest sold			50.00%
Disposal group, disposed of by sale, not discontinued operations | Halton Hills, Napanee and Portlands Energy Centre
Business Acquisition [Line Items]
Total consideration			$ 2,800,000,000
Net (loss)/ gain on assets sold/held for sale			(414,000,000)														$ (693,000,000)
Gain (loss) on sale, net of tax			$ (283,000,000)														$ (477,000,000)
Northern Courier pipeline | Senior Secured Notes due June 2042
Business Acquisition [Line Items]
Proceeds from issuance of debt				$ 1,000,000,000.0						$ 1,000,000,000
TCPL | Medium Term Notes due March 2028
Business Acquisition [Line Items]
Proceeds from issuance of debt													$ 200,000,000
Coastal GasLink | Senior Secured Credit Facilities due April 2027
Business Acquisition [Line Items]
Revolving credit facility, borrowing capacity		$ 6,800,000,000
Proceeds from issuance of debt					$ 1,603,000,000